Long-Term Debt - Additional Information (Details)			1 Months Ended	3 Months Ended
	Apr. 01, 2026 USD ($)	Jun. 29, 2023 USD ($) $ / shares	Mar. 31, 2026 USD ($) treasury_lock_agreement	Mar. 31, 2026 USD ($) treasury_lock_agreement	Mar. 31, 2025 USD ($)	Mar. 30, 2026 USD ($) treasury_lock_agreement
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31			0.47%	0.47%
Debt instrument, face amount			$ 7,000,000	$ 7,000,000
Proceeds from long-term debt, net of discount				7,000,000	$ 810,000,000
Repayments of Long-Term Debt				$ 3,000,000	531,000,000
Settled Debt Weighted Average Interest Rate			0.81	0.81
Debt instrument, maturity date, Description				maturity dates ranging from 2031 through 2048
Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period				0.00%
Settled Debt Interest Rate			0	0
Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period				1.74%
Settled Debt Interest Rate			3.12	3.12
Treasury lock agreements | Designated as Hedging Instrument
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31			4.86%	4.86%
Debt instrument, face amount			$ 175,000,000	$ 175,000,000		$ 600,000,000
Derivative, number of instruments held | treasury_lock_agreement			10	10		5
Debt instrument, term			10 years	30 years
Gain (loss) from termination of derivative instruments			$ 3,000,000
Ineffectiveness recognized on hedge instruments				$ 0	$ 0
Various Debt | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage				100.00%
Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount	$ 700,000,000
Senior notes—fixed rate | Senior Note 5.700% Due 2055 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Interest rate	5.20%
Proceeds from long-term debt, net of discount	$ 695,000,000
Convertible Debt | Exchangeable Senior Note 3.625% Due 2026 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,035,000,000
Interest rate		3.625%
Proceeds from long-term debt, net of discount		$ 1,022,000,000
Debt instrument, exchangeable, conversion price (dollars per share) | $ / shares		$ 171.78